VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
January 31, 2025 (unaudited)

Par
(000's) Value
CORPORATE BONDS: 84.4%
Argentina : 0.1%
Genneia SA 144A
8.75%, 09/02/27 $ 120 $ 121,808
Underline
Australia : 1.0%
China Construction Bank
Corp. Reg S
4.50%, 05/31/26 200 199,948
China Merchants Bank Co.
Ltd. Reg S
4.92% (SOFR Compound
Index+0.54%), 07/10/27 200 200,010
FMG Resources August 2006
Pty Ltd. 144A
6.12%, 04/15/32 300 298,257
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen 144A
5.88% (US Treasury
Yield Curve Rate T 5
Year+3.98%), 05/23/42 450 457,891
1,156,106
Bermuda : 0.4%
Bacardi Ltd. / Bacardi-
Martini BV 144A
5.25%, 01/15/29 200 200,130
Investment Energy
Resources Ltd. 144A
6.25%, 04/26/29 275 266,199
466,329
Brazil : 0.9%
Banco BTG Pactual SA 144A
2.75% (Term SOFR USD 3
Month+1.85%), 01/11/26 † 150 147,059
Klabin Austria GmbH 144A
7.00%, 04/03/49 150 150,915
Klabin Finance SA 144A
4.88%, 09/19/27 140 137,722
Rumo Luxembourg Sarl
144A
5.25%, 01/10/28 200 196,013
Suzano Austria GmbH 144A
5.75%, 07/14/26 75 75,803
Suzano International
Finance BV
5.50%, 01/17/27 375 377,975
1,085,487
British Virgin Islands : 0.5%
Amipeace Ltd. Reg S
1.75%, 11/09/26 500 475,670
Five Holdings Bvi Ltd. 144A
9.38%, 10/03/28 125 131,261
606,931
Canada : 1.5%
Brookfield Finance, Inc.
2.72%, 04/15/31 † 250 218,762
3.62%, 02/15/52 100 69,935
Par
(000’s) Value
Canada (continued)
Canadian Imperial Bank of
Commerce
0.95%, 10/23/25 $ 250 $ 243,840
CDP Financial, Inc. Reg S
1.00%, 05/26/26 350 335,008
Export Development Canada
4.75%, 06/05/34 400 403,205
Liberty Utilities Finance GP
1 144A
2.05%, 09/15/30 200 168,972
TransAlta Corp.
7.75%, 11/15/29 200 207,838
Tucson Electric Power Co.
1.50%, 08/01/30 150 125,020
1,772,580
Cayman Islands : 1.8%
Adib Sukuk Co. II Ltd. Reg S
5.70%, 11/15/28 200 203,939
Aldar Investment Properties
Sukuk Ltd. Reg S
4.88%, 05/24/33 200 193,422
5.50%, 05/16/34 200 201,677
CK Hutchison International
24 Ltd. 144A
5.38%, 04/26/29 400 409,839
DP World Crescent Ltd. Reg
S
5.50%, 09/13/33 550 548,423
Hongkong Land Finance
Cayman Islands Co. Ltd.
Reg S
2.25%, 07/15/31 200 166,975
Saudi Electricity Global
Sukuk Co. 5 Reg S
1.74%, 09/17/25 200 196,431
Saudi Electricity Sukuk
Programme Co. Reg S
4.63%, 04/11/33 200 195,634
2,116,340
Chile : 1.8%
AES Andes SA 144A
6.30%, 03/15/29 175 177,717
8.15% (US Treasury
Yield Curve Rate T 5
Year+3.83%), 06/10/55 200 205,349
Colbun SA 144A
3.15%, 01/19/32 250 211,611
Engie Energia Chile SA 144A
6.38%, 04/17/34 200 203,070
Interchile SA 144A
4.50%, 06/30/56 350 276,497
Inversiones CMPC SA 144A
4.38%, 04/04/27 † 250 247,309
6.12%, 06/23/33 200 203,245
6.12%, 02/26/34 100 101,398
Sociedad Quimica y Minera
de Chile SA 144A
3.50%, 09/10/51 300 195,600

VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Chile (continued)
6.50%, 11/07/33 † $ 325 $ 337,486
2,159,282
China : 1.0%
China Construction Bank
Corp. Reg S
1.25%, 08/04/25 400 393,196
China Merchants Bank Co.
Ltd. Reg S
1.20%, 09/10/25 400 391,080
Lenovo Group Ltd. 144A
6.54%, 07/27/32 200 209,347
Midea Investment
Development Co. Ltd.
Reg S
2.88%, 02/24/27 200 193,001
1,186,624
Colombia : 0.3%
Consorcio Transmantaro SA
144A
4.70%, 04/16/34 325 301,448
Underline
Denmark : 0.2%
Kommunekredit Reg S
5.12%, 11/01/27 200 203,609
Underline
Dominican Republic : 0.1%
UEP Penonome II SA 144A
6.50%, 10/01/38 125 111,600
Underline
France : 0.8%
BNP Paribas SA 144A
1.68% (SOFR+0.91%),
06/30/27 375 358,684
Electricite de France SA 144A
3.62%, 10/13/25 650 644,173
1,002,857
Georgia : 0.2%
Georgia Global Utilities JSC
144A
8.88%, 07/25/29 100 101,003
Georgian Railway JSC 144A
4.00%, 06/17/28 200 175,267
276,270
Germany : 2.7%
Bank of China Ltd. Reg S
3.12%, 06/16/25 200 198,836
Kreditanstalt fuer
Wiederaufbau
0.75%, 09/30/30 700 574,119
1.00%, 10/01/26 1,150 1,090,892
1.75%, 09/14/29 † 655 584,011
4.38%, 02/28/34 † 700 688,213
3,136,071
Hong Kong : 4.5%
Agricultural Bank of China
Ltd. Reg S
2.00%, 03/01/25 500 498,913
Airport Authority Reg S
1.75%, 01/12/27 400 379,651
Par
(000’s) Value
Hong Kong (continued)
Bocom Leasing Management
Hong Kong Co. Ltd. Reg S
5.06% (SOFR Compound
Index+0.68%), 06/26/27 $ 450 $ 450,182
China Construction Bank
Corp. Reg S
4.92% (SOFR Compound
Index+0.55%), 07/16/27 400 400,604
5.00%, 11/30/26 200 201,361
China Water Affairs Group
Ltd. Reg S
4.85%, 05/18/26 200 194,492
CMB International Leasing
Management Ltd. Reg S
5.20% (SOFR+0.76%),
06/04/27 200 200,492
Dianjian Haiyu Ltd. Reg S
4.30%, 09/10/27 200 198,196
ICBCIL Finance Co. Ltd. Reg S
2.25%, 11/02/26 400 383,721
Industrial & Commercial
Bank of China Ltd. Reg S
1.62%, 10/28/26 250 237,731
2.95%, 06/01/25 200 198,747
4.50%, 01/19/26 200 199,861
4.94% (SOFR Compound
Index+0.48%), 05/23/27 600 599,410
Industrial Bank Co. Ltd.
Reg S
3.25%, 05/18/25 200 199,102
Link Finance Cayman 2009
Ltd. Reg S
2.88%, 07/21/26 200 194,580
MTR Corp. CI Ltd. Reg S
2.50%, 11/02/26 200 193,601
MTR Corp. Ltd. Reg S
1.62%, 08/19/30 400 342,523
Xiaomi Best Time
International Ltd. Reg S
4.10%, 07/14/51 100 75,421
Yanlord Land HK Co. Ltd.
Reg S
5.12%, 05/20/26 200 190,409
5,338,997
Hungary : 0.2%
MVM Energetika Zrt Reg S
7.50%, 06/09/28 200 209,079
Underline
India : 1.8%
Adani Green Energy UP Ltd.
/ Prayatna Developers Pvt
Ltd. / Parampujya Solar
Energy Pvt Ltd. 144A
6.70%, 03/12/42 100 86,355
Adani Renewable Energy RJ
Ltd. / Kodangal Solar Parks
Pvt Ltd. / Wardha Solar
Maharashtra 144A

Par
(000’s) Value
India (continued)
4.62% (Term SOFR USD 3
Month+1.85%), 10/15/39 $ 170 $ 129,267
Continuum Green Energy
India Pvt / Co.-Issuers
144A
7.50%, 06/26/33 244 252,024
Indian Railway Finance Corp.
Ltd. 144A
3.57%, 01/21/32 † 100 89,395
Indian Railway Finance Corp.
Ltd. Reg S
3.83%, 12/13/27 200 194,745
JSW Hydro Energy Ltd. 144A
4.12%, 05/18/31 148 132,853
Power Finance Corp. Ltd.
Reg S
3.75%, 12/06/27 200 192,874
REC Ltd. 144A
5.62%, 04/11/28 200 202,600
REC Ltd. Reg S
3.88%, 07/07/27 407 395,562
ReNew Pvt Ltd. 144A
5.88%, 03/05/27 75 73,749
ReNew Wind Energy AP2
/ ReNew Power Pvt Ltd.
other 9 Subsidiaries 144A
4.50%, 07/14/28 200 186,869
SAEL/SPREPL/SSSPL/JGPEPL/
SKREPL/UBEPL 144A
7.80%, 07/31/31 150 150,986
2,087,279
Indonesia : 1.8%
Pertamina Geothermal
Energy PT 144A
5.15%, 04/27/28 200 199,857
Perusahaan Penerbit SBSN
Indonesia III 144A
2.30%, 06/23/25 350 347,637
3.55%, 06/09/51 275 196,109
4.70%, 06/06/32 500 484,502
5.50%, 07/02/54 300 289,623
Sorik Marapi Geothermal
Power PT 144A
7.75%, 08/05/31 200 196,633
Star Energy Geothermal
Darajat II / Star Energy
Geothermal Salak 144A
4.85%, 10/14/38 400 370,838
2,085,199
Ireland : 1.6%
Ardagh Metal Packaging
Finance USA LLC / Ardagh
Metal Packaging Finance
Plc 144A
6.00% (Term SOFR USD 3
Month+1.85%), 06/15/27 200 199,105
Bank of Ireland Group Plc
144A
Par
(000’s) Value
Ireland (continued)
6.25% (US Treasury
Yield Curve Rate T 1
Year+2.65%), 09/16/26 $ 350 $ 352,950
Smurfit Kappa Treasury ULC
144A
5.20%, 01/15/30 300 302,040
5.44%, 04/03/34 400 399,797
5.78%, 04/03/54 † 500 493,263
Smurfit Westrock Financing
DAC 144A
5.42%, 01/15/35 100 100,003
1,847,158
Japan : 3.3%
Central Nippon Expressway
Co. Ltd. Reg S
0.89%, 12/10/25 200 193,507
Honda Motor Co. Ltd.
2.27%, 03/10/25 200 199,529
2.53%, 03/10/27 260 249,189
2.97%, 03/10/32 † 600 522,865
Japan Bank for International
Cooperation
1.62%, 01/20/27 250 237,049
4.38%, 10/05/27 250 249,517
Marubeni Corp. Reg S
1.58%, 09/17/26 200 189,893
Mitsui Fudosan Co. Ltd. 144A
2.57%, 01/21/32 200 169,407
Norinchukin Bank 144A
1.28%, 09/22/26 † 450 424,184
2.08%, 09/22/31 200 163,965
NTT Finance Corp. 144A
4.37%, 07/27/27 † 350 348,062
Sumitomo Mitsui Financial
Group, Inc.
2.47%, 01/14/29 200 182,746
Sumitomo Mitsui Trust Bank
Ltd. 144A
1.55%, 03/25/26 375 362,134
5.50%, 03/09/28 100 101,635
Toyota Motor Credit Corp.
2.15%, 02/13/30 300 264,347
3,858,029
Luxembourg : 3.7%
European Investment Bank
1.62%, 05/13/31 500 423,440
3.75%, 02/14/33 1,725 1,634,288
4.38%, 10/10/31 1,350 1,344,391
FS Luxembourg Sarl 144A
8.88%, 02/12/31 200 203,956
Raizen Fuels Finance SA
144A
5.70%, 01/17/35 350 324,800
6.45%, 03/05/34 500 493,373
4,424,248
Macao : 0.4%
Bank of China Ltd. Reg S

VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
Macao (continued)
5.16% (SOFR Compound
Index+0.78%), 04/28/25 † $ 500 $ 500,517
Underline
Mauritius : 0.9%
Azure Power Energy Ltd.
144A
3.58%, 08/19/26 79 73,702
Clean Renewable Power
Mauritius Pte Ltd. 144A
4.25%, 03/25/27 126 121,039
Diamond II Ltd. 144A
7.95%, 07/28/26 100 101,720
Greenko Power II Ltd. 144A
4.30%, 12/13/28 167 157,179
Greenko Wind Projects
Mauritius Ltd. 144A
5.50%, 04/06/25 250 249,642
India Clean Energy Holdings
144A
4.50%, 04/18/27 100 95,375
India Cleantech Energy 144A
4.70%, 08/10/26 123 120,208
India Green Power Holdings
144A
4.00%, 02/22/27 187 179,006
1,097,871
Mexico : 0.4%
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 275 217,571
Trust Fibra Uno 144A
7.38%, 02/13/34 275 270,375
487,946
Netherlands : 3.7%
ABN AMRO Bank NV 144A
2.47% (US Treasury
Yield Curve Rate T 1
Year+1.10%), 12/13/29 500 454,438
Alcoa Nederland Holding BV
144A
7.12%, 03/15/31 275 285,493
Cooperatieve Rabobank UA
144A
1.00% (US Treasury
Yield Curve Rate T 1
Year+0.73%), 09/24/26 350 341,395
1.11% (US Treasury
Yield Curve Rate T 1
Year+0.55%), 02/24/27 379 364,645
EDP Finance BV 144A
6.30%, 10/11/27 79 82,105
Greenko Dutch BV 144A
3.85%, 03/29/26 448 436,262
ING Groep NV 144A
1.40% (US Treasury
Yield Curve Rate T 1
Year+1.10%), 07/01/26 † 450 443,818
4.62%, 01/06/26 400 400,617
Nederlandse
Waterschapsbank NV 144A
Par
(000’s) Value
Netherlands (continued)
1.00%, 05/28/30 $ 200 $ 167,072
2.38%, 03/24/26 450 439,858
NXP BV / NXP Funding LLC /
NXP USA, Inc.
2.50%, 05/11/31 550 471,617
3.40%, 05/01/30 256 236,489
5.00%, 01/15/33 300 293,231
4,417,040
Pakistan : 0.1%
Pakistan Water & Power
Development Authority
Reg S
7.50%, 06/04/31 200 158,995
Underline
Portugal : 0.3%
EDP Finance BV 144A
1.71%, 01/24/28 400 365,041
Underline
Qatar : 0.2%
QNB Finance Ltd. Reg S
1.62%, 09/22/25 200 195,803
Underline
Saudi Arabia : 0.6%
Arab Petroleum Investments
Corp. 144A
5.43%, 05/02/29 275 278,398
Saudi Electricity Global
Sukuk Co. 5 Reg S
2.41%, 09/17/30 500 435,456
713,854
Singapore : 1.0%
Continuum Energy Aura Pte
Ltd. 144A
9.50%, 02/24/27 200 209,331
Industrial & Commercial
Bank of China Ltd. Reg S
4.98% (SOFR Compound
Index+0.60%), 10/25/26 800 801,790
Star Energy Geothermal
Wayang Windu Ltd. 144A
6.75%, 04/24/33 149 150,712
1,161,833
South Africa : 0.2%
Bank of China Ltd. Reg S
1.88%, 02/16/25 200 199,809
Underline
South Korea : 5.2%
Export-Import Bank of Korea
2.12%, 01/18/32 550 457,807
5.12%, 01/11/33 300 301,965
Export-Import Bank of Korea
144A
1.75%, 10/19/28 250 225,606
Hyundai Capital Services,
Inc. 144A
1.25%, 02/08/26 † 300 289,611
Kia Corp. 144A
1.75%, 10/16/26 200 189,700
2.38%, 02/14/25 200 199,851
Korea East-West Power Co.
Ltd. 144A

Par
(000’s) Value
South Korea (continued)
3.60%, 05/06/25 $ 200 $ 199,420
Korea Electric Power Corp.
144A
3.62%, 06/14/25 75 74,683
4.88%, 01/31/27 450 452,125
5.38%, 04/06/26 200 201,561
5.50%, 04/06/28 200 203,799
Korea Hydro & Nuclear
Power Co. Ltd. 144A
5.00%, 07/18/28 200 200,668
Korea Water Resources
Corp. Reg S
3.50%, 04/27/25 200 199,332
Korea Western Power Co.
Ltd. Reg S
4.12%, 06/28/25 200 199,405
LG Chem Ltd. 144A
1.38%, 07/07/26 200 189,660
2.38%, 07/07/31 225 187,721
3.62%, 04/15/29 50 47,047
LG Energy Solution Ltd. 144A
5.38%, 07/02/27 † 150 150,589
5.38%, 07/02/29 350 348,946
5.50%, 07/02/34 300 290,672
5.62%, 09/25/26 200 201,550
5.75%, 09/25/28 100 101,606
POSCO 144A
4.88%, 01/23/27 150 149,866
Shinhan Bank Co. Ltd. Reg S
5.23% (SOFR+0.85%),
10/22/29 200 201,352
SK Hynix, Inc. 144A
2.38%, 01/19/31 375 318,003
6.50%, 01/17/33 † 200 211,814
SK On Co. Ltd. Reg S
5.38%, 05/11/26 400 402,171
6,196,530
Spain : 0.3%
Avangrid, Inc.
3.20%, 04/15/25 131 130,579
3.80%, 06/01/29 275 261,515
392,094
Supranational : 3.0%
European Investment Bank
0.75%, 09/23/30 600 493,088
1.62%, 10/09/29 480 424,501
2.12%, 04/13/26 300 292,620
2.38%, 05/24/27 650 623,262
European Investment Bank
144A
2.88%, 06/13/25 750 745,990
International Bank for
Reconstruction &
Development
2.12%, 03/03/25 280 279,550
3.12%, 11/20/25 235 232,620
International Finance Corp.
Par
(000’s) Value
Supranational (continued)
2.12%, 04/07/26 $ 439 $ 428,029
3,519,660
Sweden : 0.3%
Swedbank AB 144A
1.54%, 11/16/26 350 332,292
Underline
Turkey : 0.3%
Aydem Yenilenebilir Enerji
AS 144A
7.75% (Term SOFR USD 3
Month+1.85%), 02/02/27 325 325,106
Underline
United Arab Emirates : 3.2%
Abu Dhabi National Energy
Co. PJSC 144A
4.70%, 04/24/33 † 500 482,884
4.75%, 03/09/37 250 235,638
Bank of China Ltd. Reg S
5.00% (SOFR Compound
Index+0.60%), 09/18/26 200 200,372
Commercial Bank of Dubai
PSC Reg S
5.32%, 06/14/28 200 201,160
Emirates NBD Bank PJSC
Reg S
5.88%, 10/11/28 300 309,068
Industrial & Commercial
Bank of China Ltd. Reg S
5.30% (SOFR Compound
Index+0.93%), 01/19/26 400 401,376
MAF Sukuk Ltd. Reg S
3.93%, 02/28/30 415 390,134
4.64%, 05/14/29 200 195,056
Masdar Abu Dhabi Future
Energy Co. Reg S
4.88%, 07/25/29 200 198,219
4.88%, 07/25/33 400 387,723
MDGH GMTN RSC Ltd. 144A
5.88%, 05/01/34 300 312,005
NBK SPC Ltd. 144A
5.50% (SOFR+1.16%),
06/06/30 250 252,419
Sweihan PV Power Co. PJSC
144A
3.62%, 01/31/49 277 221,772
3,787,826
United Kingdom : 2.4%
Atlantica Sustainable
Infrastructure Plc 144A
4.12% (Term SOFR USD 3
Month+1.85%), 06/15/28 350 331,784
Bank of China Ltd. Reg S
4.99% (SOFR Compound
Index+0.59%), 09/14/26 200 200,100
Brookfield Finance I UK Plc /
Brookfield Finance, Inc.
2.34%, 01/30/32 225 187,183
China Citic Bank Corp. Ltd.
Reg S

VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United Kingdom (continued)
4.92% (SOFR Compound
Index+0.55%), 07/09/27 $ 200 $ 200,014
China Construction Bank
Corp. Reg S
3.12%, 05/17/25 350 348,311
China Merchants Bank Co.
Ltd. Reg S
5.06% (SOFR Compound
Index+0.65%), 06/13/26 200 200,190
Niagara Mohawk Power
Corp. 144A
1.96%, 06/27/30 300 255,814
Shanghai Pudong
Development Bank Co.
Ltd. Reg S
3.25%, 07/14/25 200 198,569
State Grid Europe
Development 2014 Plc
Reg S
3.25%, 04/07/27 200 195,049
Swire Properties MTN
Financing Ltd. Reg S
3.50%, 01/10/28 200 191,947
Vmed O2 UK Financing I Plc
144A
4.75%, 07/15/31 650 572,069
2,881,030
United States : 31.5%
AES Andes SA 144A
6.35% (US Treasury
Yield Curve Rate T 5
Year+4.92%), 10/07/79 200 199,726
AES Corp.
1.38%, 01/15/26 350 338,638
2.45%, 01/15/31 † 355 297,345
5.45%, 06/01/28 † 250 252,049
AES Corp./The
7.60% (US Treasury
Yield Curve Rate T 5
Year+3.20%), 01/15/55 250 255,140
Alexandria Real Estate
Equities, Inc.
2.00%, 05/18/32 350 280,338
2.95%, 03/15/34 311 255,875
3.80%, 04/15/26 150 148,352
4.75%, 04/15/35 61 57,233
Aligned Data Centers Issuer
LLC 144A
1.94%, 08/15/46 388 371,186
American Homes 4 Rent LP
5.50%, 02/01/34 225 223,790
Amgen, Inc.
3.00% (Term SOFR USD 3
Month+1.85%), 02/22/29 279 260,471
Apple, Inc.
3.00% (Term SOFR USD 3
Month+1.85%), 06/20/27 † 400 388,380
Par
(000’s) Value
United States (continued)
Ardagh Metal Packaging
Finance USA LLC / Ardagh
Metal Packaging Finance
Plc 144A
3.25% (Term SOFR USD 3
Month+1.85%), 09/01/28 † $ 200 $ 181,044
4.00% (Term SOFR USD 3
Month+1.85%), 09/01/29 † 430 375,765
Arizona Public Service Co.
2.65%, 09/15/50 200 116,075
AvalonBay Communities, Inc.
1.90%, 12/01/28 150 135,009
2.05%, 01/15/32 † 250 207,877
Bank of China Ltd. Reg S
4.62%, 06/26/26 300 300,080
Boston Properties LP
2.45%, 10/01/33 † 400 309,071
2.55%, 04/01/32 225 182,893
3.40%, 06/21/29 † 285 263,467
4.50%, 12/01/28 575 560,643
6.50%, 01/15/34 † 300 313,889
6.75%, 12/01/27 50 52,047
California Buyer Ltd. /
Atlantica Sustainable
Infrastructure Plc 144A
6.38%, 02/15/32 100 98,614
CenterPoint Energy Houston
Electric LLC
5.30%, 04/01/53 150 141,067
Clearway Energy Operating
LLC 144A
3.75%, 02/15/31 350 310,215
3.75%, 01/15/32 100 87,160
4.75%, 03/15/28 300 290,547
Comcast Corp.
4.65%, 02/15/33 358 345,282
Constellation Energy
Generation LLC
5.75%, 03/15/54 350 336,110
Dana, Inc.
4.25%, 09/01/30 147 139,542
Deutsche Bank AG
1.69%, 03/19/26 300 290,659
Dominion Energy, Inc.
2.25%, 08/15/31 300 250,957
DTE Electric Co.
1.90%, 04/01/28 225 206,805
3.25%, 04/01/51 200 136,119
3.65%, 03/01/52 50 36,482
3.95%, 03/01/49 † 290 226,319
Duke Energy Carolinas LLC
3.95%, 11/15/28 450 438,954
Duke Energy Progress LLC
3.45%, 03/15/29 300 285,428
5.10%, 03/15/34 150 148,696
Equinix, Inc.
1.00%, 09/15/25 300 293,254
1.55%, 03/15/28 160 144,996

Par
(000’s) Value
United States (continued)
2.50%, 05/15/31 $ 475 $ 407,745
3.90%, 04/15/32 † 375 346,349
ERP Operating LP
1.85%, 08/01/31 125 103,715
4.15%, 12/01/28 200 195,866
Evergy Kansas Central, Inc.
2.55%, 07/01/26 115 111,969
Federal Realty OP LP
1.25%, 02/15/26 150 144,794
Fifth Third Bancorp
1.71% (SOFR+0.69%),
11/01/27 200 189,521
Ford Motor Co.
3.25%, 02/12/32 1,150 962,806
6.10%, 08/19/32 425 423,724
General Motors Co.
5.40%, 10/15/29 250 251,670
5.60%, 10/15/32 † 550 550,872
Hanwha Energy USA
Holdings Corp. 144A
4.12%, 07/05/25 100 99,657
Hanwha Q Cells Americas
Holdings Corp. 144A
5.00%, 07/27/28 200 200,788
HAT Holdings I LLC / HAT
Holdings II LLC 144A
3.75%, 09/15/30 † 150 132,789
Healthpeak OP LLC
1.35%, 02/01/27 200 187,167
2.12%, 12/01/28 224 202,698
Host Hotels & Resorts LP
2.90%, 12/15/31 250 214,098
3.38%, 12/15/29 100 92,253
Hyundai Capital America
144A
5.80%, 06/26/25 300 301,099
Interstate Power & Light Co.
3.50%, 09/30/49 300 209,229
4.10%, 09/26/28 350 341,170
Jabil, Inc.
4.25%, 05/15/27 † 200 197,571
Johnson Controls
International plc / Tyco
Fire & Security Finance SCA
1.75%, 09/15/30 † 250 210,857
JPMorgan Chase & Co.
6.07% (SOFR+1.33%),
10/22/27 700 716,087
Kaiser Foundation Hospitals
2.81%, 06/01/41 500 355,108
3.15%, 05/01/27 228 221,443
Kilroy Realty LP
2.50%, 11/15/32 175 135,289
2.65%, 11/15/33 175 133,713
4.75%, 12/15/28 † 150 146,558
Leeward Renewable Energy
Operations LLC 144A
4.25%, 07/01/29 200 182,592
Par
(000’s) Value
United States (continued)
LYB International Finance
III LLC
5.62%, 05/15/33 $ 175 $ 177,185
Massachusetts Institute of
Technology
3.96%, 07/01/38 200 179,755
Metropolitan Life Global
Funding I 144A
0.95%, 07/02/25 300 295,553
MidAmerican Energy Co.
2.70%, 08/01/52 200 120,849
3.10%, 05/01/27 432 419,144
3.15%, 04/15/50 200 133,872
3.65%, 04/15/29 237 226,598
3.65%, 08/01/48 400 294,467
3.95%, 08/01/47 175 136,585
4.25%, 07/15/49 325 262,694
5.35%, 01/15/34 300 304,264
Nature Conservancy
3.96%, 03/01/52 126 100,970
New York State Electric &
Gas Corp. 144A
2.15%, 10/01/31 200 164,952
5.30%, 08/15/34 50 49,261
5.65%, 08/15/28 250 256,648
5.85%, 08/15/33 225 230,856
NextEra Energy Capital
Holdings, Inc.
1.90%, 06/15/28 522 474,834
Niagara Mohawk Power
Corp. 144A
5.78%, 09/16/52 100 97,885
NiSource, Inc.
5.00%, 06/15/52 175 154,484
Northern States Power Co.
2.25%, 04/01/31 175 150,191
2.60%, 06/01/51 50 29,700
2.90%, 03/01/50 225 143,128
3.20%, 04/01/52 200 132,084
5.40%, 03/15/54 250 239,766
NSTAR Electric Co.
3.25%, 05/15/29 225 211,333
Oglethorpe Power Corp.
144A
5.80%, 06/01/54 100 97,922
Oncor Electric Delivery Co.
LLC
4.15%, 06/01/32 177 166,006
Owens Corning
3.95%, 08/15/29 174 167,021
PacifiCorp
2.90%, 06/15/52 400 236,562
5.35%, 12/01/53 375 339,309
5.50%, 05/15/54 † 425 392,040
Pattern Energy Operations
LP / Pattern Energy
Operations, Inc. 144A
4.50%, 08/15/28 300 283,826

VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

Par
(000’s) Value
United States (continued)
PepsiCo, Inc.
2.88%, 10/15/49 $ 250 $ 162,495
3.90%, 07/18/32 550 515,550
PG&E Recovery Funding LLC
5.54%, 07/15/47 350 344,261
Piedmont Operating
Partnership LP
3.15%, 08/15/30 150 129,071
PNC Financial Services
Group, Inc.
4.76% (SOFR Compound
Index+1.08%), 01/26/27 500 499,825
Prologis LP
1.25%, 10/15/30 † 275 226,584
1.75%, 02/01/31 200 166,779
Public Service Co. of
Colorado
3.20%, 03/01/50 250 164,075
3.70%, 06/15/28 369 357,139
4.10%, 06/15/48 335 259,606
5.75%, 05/15/54 150 147,810
Public Service Co. of
Oklahoma
2.20%, 08/15/31 200 166,993
3.15%, 08/15/51 250 159,912
Public Service Electric and
Gas Co.
3.10%, 03/15/32 250 221,116
4.65%, 03/15/33 200 193,897
RWE Finance US LLC 144A
5.88%, 04/16/34 597 597,922
6.25%, 04/16/54 100 97,827
San Diego Gas & Electric Co.
4.95%, 08/15/28 225 225,276
SCE Recovery Funding LLC
2.94%, 11/15/42 50 40,124
4.70%, 06/15/40 185 174,911
5.11%, 12/15/47 200 182,162
Seattle Children's Hospital
2.72%, 10/01/50 † 150 92,775
SK Battery America, Inc.
Reg S
2.12%, 01/26/26 626 605,494
SLG Office Trust 2021-OVA
144A
2.59%, 07/15/41 600 509,594
Sonoco Products Co.
2.85%, 02/01/32 † 400 341,374
Southern Power Co.
4.15%, 12/01/25 † 350 349,028
Southwestern Public Service
Co.
3.15%, 05/01/50 † 250 160,264
5.15%, 06/01/52 100 87,873
Sunnova Energy Corp. 144A
5.88%, 09/01/26 200 163,480
Tennessee Valley Authority
1.50%, 09/15/31 † 200 165,279
Par
(000’s) Value
United States (continued)
UDR, Inc.
1.90%, 03/15/33 $ 175 $ 134,935
Union Electric Co.
2.62%, 03/15/51 225 133,265
Verizon Communications,
Inc.
1.50%, 09/18/30 † 300 250,409
2.85%, 09/03/41 900 627,069
3.88%, 02/08/29 † 175 169,070
3.88%, 03/01/52 † 310 229,370
5.05%, 05/09/33 150 148,350
5.50%, 02/23/54 † 500 479,694
Vornado Realty LP
2.15%, 06/01/26 150 143,475
3.40%, 06/01/31 150 128,927
Welltower OP LLC
2.70%, 02/15/27 † 250 240,817
3.85%, 06/15/32 100 91,768
Wisconsin Electric Power Co.
4.75%, 09/30/32 250 246,520
Wisconsin Power and Light
Co.
1.95%, 09/16/31 200 164,585
3.95%, 09/01/32 150 139,196
WP Carey, Inc.
2.45%, 02/01/32 † 150 124,782
ZF North America Capital,
Inc. 144A
6.75%, 04/23/30 300 294,992
6.88%, 04/14/28 225 226,879
6.88%, 04/23/32 250 241,076
7.12%, 04/14/30 225 225,160
37,121,365
Uzbekistan : 0.2%
Jscb Agrobank 144A
9.25%, 10/02/29 200 205,683
Underline
Total Corporate Bonds
(Cost: $104,884,087) 99,613,626
GOVERNMENT OBLIGATIONS: 13.1%
Canada : 0.0%
CDP Financial, Inc. 144A
1.00%, 05/26/26 50 47,858
Underline
Cayman Islands : 2.5%
Gaci First Investment Co.
Reg S
4.75%, 02/14/30 200 196,015
4.88%, 02/14/35 700 661,432
5.00%, 10/13/27 600 599,855
5.12%, 02/14/53 489 414,679
5.25%, 10/13/32 850 840,979
5.38%, 10/13/22 300 248,607
2,961,567
Chile : 0.9%
Chile Government
International Bond
2.55%, 01/27/32 500 422,685

Par
(000’s) Value
Chile (continued)
3.50%, 01/25/50 $ 850 $ 590,100
1,012,785
China : 0.6%
New Development Bank
Reg S
5.12%, 04/26/26 700 699,751
Underline
Dominican Republic : 0.3%
Dominican Republic
International Bond 144A
6.60%, 06/01/36 300 299,440
Underline
Finland : 0.3%
Kuntarahoitus Oyj 144A
3.62%, 10/09/29 400 386,456
Underline
Hong Kong : 2.8%
Hong Kong Government
International Bond 144A
0.62%, 02/02/26 200 192,856
2.38%, 02/02/51 200 125,394
4.00%, 06/07/28 200 197,560
4.00%, 06/07/33 700 671,507
4.25%, 06/07/26 200 199,900
4.25%, 07/24/27 375 376,065
4.50%, 01/11/28 450 452,041
4.62%, 01/11/33 500 501,048
5.25%, 01/11/53 200 209,618
Hong Kong Government
International Bond Reg S
1.75%, 11/24/31 400 335,522
3,261,511
Indonesia : 0.2%
Perusahaan Penerbit SBSN
Indonesia III 144A
5.60%, 11/15/33 200 204,297
Underline
Israel : 0.5%
Israel Government
International Bond
4.50%, 01/17/33 700 651,125
Underline
Saudi Arabia : 0.2%
Arab Petroleum Investments
Corp. 144A
1.48%, 10/06/26 300 283,985
Underline
South Korea : 0.1%
Korea Electric Power Corp.
144A
4.00%, 06/14/27 100 98,580
Underline
Supranational : 0.7%
Asian Development Bank
1.75%, 08/14/26 275 264,880
2.12%, 03/19/25 150 149,554
2.38% (Term SOFR USD 3
Month+1.85%), 08/10/27 203 193,918
3.12%, 09/26/28 175 168,176
776,528
Turkey : 1.0%
Istanbul Metropolitan
Municipality 144A
Par
(000’s) Value
Turkey (continued)
10.50%, 12/06/28 $ 300 $ 324,799
Turkiye Government
International Bond
9.12%, 07/13/30 800 888,872
1,213,671
United States : 3.0%
Fannie Mae-Aces
1.44%, 10/25/29 300 258,797
2.44%, 10/25/29 37 33,606
2.52%, 08/25/29 233 214,024
2.92%, 02/25/27 200 193,935
2.94%, 06/25/29 7 6,573
3.00%, 01/25/28 366 350,998
3.06%, 09/25/27 242 233,453
3.13%, 03/25/28 202 193,269
3.16%, 03/25/28 356 340,850
3.16%, 02/25/30 296 277,081
3.21%, 11/25/27 12 11,877
3.41%, 06/25/28 315 303,293
3.66%, 09/25/28 471 455,039
3.87%, 09/25/30 85 81,216
Freddie Mac Multifamily
Structured Pass Through
Certificates
1.30%, 06/25/30 30 25,268
1.49%, 11/25/30 400 336,053
2.88%, 04/25/26 285 280,175
3,595,507
Total Government Obligations
(Cost: $16,456,977) 15,493,061
MUNICIPAL BONDS: 0.4%
United States : 0.4%
Commonwealth of
Massachusetts (GO)
3.28%, 06/01/46 150 116,249
District of Columbia Water &
Sewer Authority (RB)
4.81%, 10/01/14 170 145,575
Maryland Economic
Development Corp. (RB)
5.94%, 05/31/57 200 203,478
Underline
Total Municipal Bonds
(Cost: $608,764) 465,302
Number
of Shares
PREFERRED SECURITIES : 0.1%
(Cost: $173,320)
Canada : 0.1%
Brookfield Finance, Inc.
(USD) 4.62%, 10/16/80 7,000 118,230

VANECK GREEN BOND ETF
SCHEDULE OF INVESTMENTS
(unaudited) (continued)

FootnoteRuleAboveBlank
Footnotes:
Par
(000's) Value
COLLATERALIZED LOAN OBLIGATION : 0.3%
(Cost: $299,361)
: 0.3%
Triumph Rail Holdings LLC
144A
2.15%, 06/19/51 $ 322 $ 301,405
Underline
Total Investments Before Collateral for
Securities Loaned: 98.3%
(Cost: $122,422,509) 115,991,624
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN:
3.0%
Money Market Fund: 3.0%
(Cost: $3,488,970)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 3,488,970 $ 3,488,970
Total Investments: 101.3%
(Cost: $125,911,479) 119,480,594
Liabilities in excess of other assets: (1.3)% (1,475,869)
NET ASSETS: 100.0% $ 118,004,725
Definitions:
GO General Obligation
RB Revenue Bond
SOFR Secured Overnight Financing Rate
USD United States Dollar
† Security fully or partially on loan. Total market value of securities on loan is $10,720,169.
Reg S Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. These securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $40,683,853, or 34.5% of net assets.